Intangible assets	12 Months Ended
Jun. 30, 2018
Intangible Assets
Intangible assets
12.	Intangible assets

Changes in the Group’s intangible assets for the years ended June 30, 2018 and 2017 were as follows:

	Goodwill (v)	Trademarks	Licenses	Customer relations	Information systems and software	Contracts and others (ii) (iii)	Total
Balance at June 30, 2016
Costs	2,214	3,378	817	3,923	1,189	1,458	12,979
Accumulated amortization	-	(23)	(58)	(704)	(241)	(190)	(1,216)
Net book amount at June 30, 2016	2,214	3,355	759	3,219	948	1,268	11,763
Additions	-	-	-	-	582	30	612
Disposals	-	-	-	-	-	(52)	(52)
Out-of-year adjustments (Note 2.30)	31	-	-	-	-	-	31
Transfers to assets held for sale	-	(81)	-	(36)	(21)	(44)	(182)
Transfers to trading properties	-	-	-	-	-	(13)	(13)
Assets incorporated by business combination (Note 4)	26	-	-	-	-	-	26
Cumulative translation adjustment	507	732	148	494	233	170	2,284
Amortization charges (i)	-	(52)	(115)	(1,115)	(453)	(347)	(2,082)
Balance at June 30, 2017	2,778	3,954	792	2,562	1,289	1,012	12,387
Costs	2,778	4,029	1,002	4,746	2,103	1,659	16,317
Accumulated amortization	-	(75)	(210)	(2,184)	(814)	(647)	(3,930)
Net book amount at June 30, 2017	2,778	3,954	792	2,562	1,289	1,012	12,387
Additions	-	-	-	-	567	80	647
Transfers to trading properties	-	-	-	-	-	(9)	(9)
Assets incorporated by business combination (iv)	994	-	-	-	-	15	1,009
Deconsolidation (see Note 4.G.)	(2,666)	(3,393)	-	(442)	(497)	(110)	(7,108)
Cumulative translation adjustment	1,980	2,561	470	1,126	823	410	7,370
Amortization charges (i)	-	(45)	(86)	(945)	(528)	(395)	(1,999)
Balance at June 30, 2018	3,086	3,077	1,176	2,301	1,654	1,003	12,297
Costs	3,086	3,274	1,657	6,933	3,281	2,695	20,926
Accumulated amortization	-	(197)	(481)	(4,632)	(1,627)	(1,692)	(8,629)
Net book amount at June 30, 2018	3,086	3,077	1,176	2,301	1,654	1,003	12,297
(i)	Amortization charge was recognized in the amount of Ps. 482 and Ps. 487 under "Costs", in the amount of Ps. 399 and Ps. 333 under "General and administrative expenses" and Ps. 880 and Ps. 1,231 under "Selling expenses" as of June 30, 2018 and 2017, respectively in the Statements of Income (Note 23). In addition, a charge of Ps. 238 and Ps. 31 was recognized under "Discontinued operations" as of June 30, 2018 and 2017, respectively.

(ii)	Includes "Rights of use". Corresponds to Distrito Arcos

(iii)	Includes "Rights to receive future units under barter agreements". Corresponds to receivables in kind representing the right to receive residential apartments in the future under barter agreements. Caballito: On June 29, 2011, the Group and TGLT entered into a barter agreement in the amount of US$ 12.8. In 2013, a neighborhood association secured a preliminary injunction which suspended the works to be carried out by TGLT in the property and started a claim against GCBA and TGLT. As a consequence of the unfavorable rulings rendered by lower courts and appellate courts in the cited proceeding, the Group and TGLT reached a settlement agreement dated December 30 2016, whereby they agreed to provide a deed for the revocation of the barter agreement, after TGLT resolved certain issues. Consequently, the Group has decided to deregister the intangible asset related to this transaction, thus recognizing a loss of Ps. 27.7. Subsequently, on April 26, 2018, the deed for the revocation was signed, which extinguished the obligations arising from the barter agreement dated June 29, 2011, and its amending agreements. Thus, the Group has received the property located in Caballito again.

(iv)	See Note 4.D. Includes other non-significant business combinations.

(v)	The goodwill assigned to real estate in Israel amounts to NIS 155 (Ps. 907 at the exchange rate at the end of the financial year 2018), that assigned to telecommunications amounts to NIS 268 (Ps. 2,114 at the exchange rate at the end of the financial year 2018) and the one assigned to supermarkets amounted to NIS 192. The rest is goodwill that is allocated to the real estate segment of Argentina.